Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary differences
Deferred tax assets	$ 12	$ 29
Arising from the write-down of a deferred tax asset	24	0	$ 0
Share capital	9
Derivative assets	15	0
Tax losses incurred for which no deferred tax asset is recognized	145	56
Deferred tax liability (asset)	0
Benefits recognized for non-capital losses	7	1
Unused Tax Losses Dependent on Future Earnings
Temporary differences
Deferred tax assets	33	$ 18
Derivative assets	15
Indefinite
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	13
20 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 126
Carryforward period	20 years
5 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 6
Carryforward period	5 years